Employee benefits - Actuarial assumptions - Discount rates (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	0.70%	1.70%	1.55%
Bottom of range [member] | Not later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates, negative values (as a percent)	(0.33%)	(0.20%)	(0.25%)
Top of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	0.90%	1.85%	1.65%
Top of range [member] | Not later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	0.70%	1.30%	1.65%